Financial debt restructuring (Details Narrative) $ in Millions, $ in Millions						1 Months Ended					12 Months Ended
	Sep. 14, 2022 ARS ($)	Aug. 05, 2022 USD ($)	May 09, 2022 USD ($)	Apr. 12, 2022 USD ($)	Apr. 06, 2022 USD ($)	Nov. 22, 2022	Oct. 25, 2022 USD ($)	Sep. 23, 2022 USD ($)	Sep. 22, 2022 USD ($)	Apr. 29, 2022 USD ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Outstanding amount					$ 750,000,000
Nominal annual interest rate		9.75%		9.75%		9.75%	9.75%	9.75%			9.75%	9.75%
Nominal outstanding value	$ 4,420	$ 30,000,000		$ 98,057,000			$ 120,000,000	$ 24,645,000	$ 30,000,000
Principal amount			$ 1,050							$ 1,000
Cash Consideration										$ 1,000
Payment of accrued interest description											The offer to exchange the Class No. 9 Corporate Notes issued by the Company due October 25, 2022 for New Class No. 1 Corporate Notes resulted in 73.25% acceptance, equivalent to USD 71,826,000 (with the above-mentioned due date remaining in effect for 26.75%, i.e. USD 26,231,000); accordingly, a total of USD 52,706,268, relating to: i) Tender Orders submitted under Option A for USD 41,699,000 plus a recognized additional for USD 2,084,950, i.e. USD 43,783,950, and ii) Tender Orders submitted under Option B for USD 30,127,000 plus a recognized additional for USD 343,118, i.e. USD 30,470,118, after deducting the Pro-rata Cash Consideration of Option B received by each Eligible Holder of said option for USD 21,547,800 ($ 2,590), has been restructured.	The offer to exchange the Class No. 9 Corporate Notes issued by the Company due October 25, 2022 for New Class No. 1 Corporate Notes resulted in 73.25% acceptance, equivalent to USD 71,826,000 (with the above-mentioned due date remaining in effect for 26.75%, i.e. USD 26,231,000); accordingly, a total of USD 52,706,268, relating to: i) Tender Orders submitted under Option A for USD 41,699,000 plus a recognized additional for USD 2,084,950, i.e. USD 43,783,950, and ii) Tender Orders submitted under Option B for USD 30,127,000 plus a recognized additional for USD 343,118, i.e. USD 30,470,118, after deducting the Pro-rata Cash Consideration of Option B received by each Eligible Holder of said option for USD 21,547,800 ($ 2,590), has been restructured.
Reopening exchange offer description											The reopening of the offer to exchange the Class No. 9 Corporate Notes issued by the Company maturing on October 25, 2022 for New Class No. 1 Corporate Notes resulted in 16.35% acceptance, equivalent to USD 4,029,000 (with the above-mentioned due date remaining in effect for 83.65%, i.e. USD 20,616,000); accordingly, a total of USD 2,538,270, relating to Tender Orders submitted for USD 2,417,000 plus a recognized additional for USD 120,870, has been restructured. Furthermore, each Eligible Holder has received the Cash Consideration for USD 1,611,600 ($ 253).	The reopening of the offer to exchange the Class No. 9 Corporate Notes issued by the Company maturing on October 25, 2022 for New Class No. 1 Corporate Notes resulted in 16.35% acceptance, equivalent to USD 4,029,000 (with the above-mentioned due date remaining in effect for 83.65%, i.e. USD 20,616,000); accordingly, a total of USD 2,538,270, relating to Tender Orders submitted for USD 2,417,000 plus a recognized additional for USD 120,870, has been restructured. Furthermore, each Eligible Holder has received the Cash Consideration for USD 1,611,600 ($ 253).
Settlement amount							83,956
Interest payment							20,616,000				$ 3,235
Recognized amount											449	$ 2,548,938
Furthermore amount											$ 565
U S D [Member]
IfrsStatementLineItems [Line Items]
Nominal annual interest rate						9.75%
Nominal outstanding value							$ 24,645,000
Settlement amounted												$ 329,573